CALAMOS® FAMILY OF FUNDS

Supplement dated June 23, 2017 to the

CALAMOS® FAMILY OF FUNDS Prospectuses for Class A, B and C, dated February 28, 2017,

as supplemented on March 13, 2017 and May 26, 2017,

and Class I, R and T, dated February 28, 2017,

as supplemented on March 13, 2017, April 7, 2017 and May 26, 2017,

and the Statement of Additional Information, dated February 28, 2017,

as supplemented on March 13, 2017, March 29, 2017, April 7, 2017 and May 26, 2017

The Board of Trustees of Calamos Investment Trust has approved the following changes for the Calamos High Income Fund (the “Fund”), as set forth below.

Effective immediately, the Fund is renamed as shown in the table below.

Current Fund Name	New Fund Name
Calamos High Income Fund	Calamos High Income Opportunities Fund

Effective immediately, the Fund’s primary benchmark index has changed as shown in the table below and all references to the Current Index in the prospectus and SAI will be replaced with the New Index.

Current Index	New Index
BofA Merrill Lynch BB-B U.S. High Yield Constrained Index	Bloomberg Barclays U.S. High Yield 2% Issuer Cap Index

On or about October 1, 2017, the Fund will be imposing a 1.00% redemption fee on shares held less than 60 days to deter short-term trading.

Effective July 1, 2017, the table under the heading “Fees and Expenses of the Fund” for High Income Opportunities Fund on page 45 of the Class A, B and C Prospectus shall be replaced in its entirety as follows:

Shareholder Fees (fees paid directly from your investment):

	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	CLASS A	CLASS B	CLASS C
Management Fees	0.60%	0.60%	0.60%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%
Other Expenses	0.33%	0.34%	0.33%
Total Annual Fund Operating Expenses	1.18%	1.94%	1.93%
Expense Reimbursement[1]	(0.18)%	(0.19)%	(0.18)%
Total Annual Fund Operating Expenses After Reimbursement	1.00%	1.75%	1.75%

MFSPT5 06/17

  1“The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2019 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class B and Class C are limited to 1.00%, 1.75% and 1.75% of average net assets, respectively. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund’s expense ratio falls below the contractual expense limit up to the expense limit for that day.

Effective July 1, 2017, the tables under the heading “Example” for High Income Opportunities Fund on page 40 of the Class A, B and C Prospectus shall be replaced in their entirety as follows:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	325	562	831	1,598
Class B	678	878	1,217	2,040
Class C	278	577	1,014	2,229

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	325	562	831	1,598
Class B	178	578	1,017	2,040
Class C	178	577	1,014	2,229

Effective July 1, 2017, the ninth paragraph under the heading “Who manages the Funds?” on page 97 of the Class A, B, and C Prospectus shall be replaced in its entirety as follows:

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Growth Fund, Evolving World Growth Fund, Growth and Income Fund, Global Growth and Income Fund, Convertible Fund, and Market Neutral Income Fund, as a percentage of the average net assets of the particular class of shares, to 1.75% for Class A shares, 2.50% for Class B shares and 2.50% for Class C shares. For purposes of this expense limitation agreement, operating expenses do not include dividend expense on short positions. This expense limitation agreement is binding on CALAMOS ADVISORS through March 1, 2019 for each Fund. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the High Income Opportunities Fund, as a percentage of the average net assets of the particular class of shares, to 1.00% for Class A shares, 1.75% for Class B shares and 1.75% for Class C shares. For purposes of this expense limitation agreement, operating expenses do not include dividend expense on short positions. This expense limitation agreement is binding on CALAMOS ADVISORS through March 1, 2019 for each Fund. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

Effective July 1, 2017, the table under the heading “Fees and Expenses of the Fund” for High Income Opportunities Fund on page 43 of the Class I, R and T Prospectus shall be replaced in its entirety as follows:

Shareholder Fees (fees paid directly from your investment):

	CLASS I	CLASS R	CLASS T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	CLASS I	CLASS R	CLASS T
Management Fees	0.60%	0.60%	0.60%
Distribution and/or Service Fees (12b-1)	None	0.50%	0.25%
Other Expenses	0.33%	0.32%	0.33%
Total Annual Fund Operating Expenses	0.93%	1.42%	1.18%
Expense Reimbursement[1]	(0.18)%	(0.17)%	(0.18)%
Total Annual Fund Operating Expenses After Reimbursement	0.75%	1.25%	1.00%

  1The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2019 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) of Class I, Class R and Class T are limited to 0.75%, 1.25% and 1.00% of average net assets, respectively. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund’s expense ratio falls below the contractual expense limit up to the expense limit for that day.

Effective July 1, 2017, the table under the heading “Example” for High Income Opportunities Fund on page 43 of the Class I, R, and T Prospectus shall be replaced in its entirety as follows:

	One Year	Three Years	Five Years	Ten Years
Class I	77	266	485	1,115
Class R	127	421	749	1,677
Class T	349	586	854	1,619

Effective July 1, 2017, the ninth paragraph under the heading “Who manages the Funds?” on page 93 of the Class I, R, and T Prospectus shall be replaced in its entirety as follows:

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the Growth Fund, Evolving World Growth Fund, Growth and Income Fund, Global Growth and Income Fund, Convertible Fund, and Market Neutral Income Fund, as a percentage of the average net assets of the particular class of shares, to 1.50% for Class I shares, 2.00% for Class R shares and 1.75% for Class T shares. For purposes of this expense limitation agreement, operating expenses do not include dividend expense on short positions. This expense limitation agreement is binding on CALAMOS ADVISORS through March 1, 2019 for each Fund. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

CALAMOS ADVISORS has contractually agreed to limit the annual ordinary operating expenses of the High Income Opportunities Fund, as a percentage of the average net assets of the particular class of shares, to 0.75% for Class I shares, 1.25% for Class R shares and 1.00% for Class T shares. For purposes of this expense limitation agreement, operating expenses do not include dividend expense on short positions. This expense limitation agreement is binding on CALAMOS ADVISORS through March 1, 2019 for each Fund. This undertaking is binding on CALAMOS ADVISORS and any of its successors and assigns. This agreement is not terminable by either party.

Effective on or about September 1, 2017, the first paragraph under the heading “Principal Investment Strategies” on page 46 of the Class A, B and C Prospectus and on page 43 of the Class I, R and T Prospectus shall be replaced in its entirety as follows:

The Fund invests primarily in a diversified portfolio of high yield fixed-income securities (often referred to as “junk bonds”) issued by both U.S. and foreign companies.

Effective July 1, 2017, the third paragraph under the heading “Investment Practices” on page 35 of the Statement of Additional Information shall be replaced in its entirety as follows:

Each of Growth and Income Fund, Convertible Fund, and Market Neutral Income Fund pays a fee on its average daily net assets at the annual rate of 0.75% on the first $500 million, 0.70% on the next $500 million, and 0.65% on average daily net assets in excess of $1 billion.

High Income Opportunities Fund pays a fee on its average daily net assets at the annual rate of 0.60% on the first $500 million, 0.55% on the next $500 million, and 0.50% on average daily net assets in excess of $1 billion.

Effective July 1, 2017, the table under the heading “Expenses” for High Income Opportunities Fund (formerly, High Income Fund) on page 39 of the Statement of Additional Information shall be replaced in its entirety as follows:

Calamos High Income Opportunities Fund	Class A	3/1/2019	1.00%
	Class B	3/1/2019	1.75%
	Class C	3/1/2019	1.75%
	Class I	3/1/2019	0.75%
	Class R	3/1/2019	1.25%
	Class T	3/1/2019	1.00%

Please retain this supplement for future reference.

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